Reconciliation Tax Computed Applying Statutory Income Tax Rate (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%